Basis of consolidation (Details 2) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Goodwill	€ 23,184	€ 3,324
Non-current assets	47,148	20,141	€ 537
Trade receivables	6,814	4,272
Other current assets	3,850	2,302
TOTAL ASSETS	69,182	37,268
Current liabilities	(48,940)	(28,830)
Other liabilities	(3,287)	€ (2,732)
Spark Networks, Inc.
Disclosure of detailed information about business combination [line items]
Goodwill	20,453
Intangible assets	6,243
Property, plant and equipment	81
Non-current assets	27
Trade receivables	336
Other current assets	1,424
Cash and cash equivalents	6,606
TOTAL ASSETS	35,170
Current liabilities	(4,071)
Other liabilities	(41)
Deferred income	(1,559)
Net assets acquired	€ 29,499